FINANCIAL INSTRUMENTS - Sensitivity Analysis of Foreign Currencies Against U.S. Dollar and Impact on Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	$ (717)	$ (5,664)
Currency risk | Canadian dollar
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	482	(4,719)
Currency risk | Euro
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	(110)	(64)
Currency risk | Indian Rupee
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance cost-other expense (income), net	$ (1,089)	$ (881)